As filed with the Securities and Exchange Commission on November 28, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric W. Falkeis
Professionally Managed Portfolios
777 E. Wisconsin Ave, 4th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5301
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: September 30, 2011

Item 1. Schedule of Investments.

CONGRESS LARGE CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at September 30, 2011 (Unaudited)

Shares		Value
COMMON STOCKS: 98.5%
Capital Goods: 11.0%
10,600	Deere & Co.	$684,442
24,600	Fastenal Co.	818,688
8,500	Goodrich Corp.	1,025,780
10,000	United Technologies Corp.	703,600
		3,232,510
Consumer Durables & Apparel: 1.9%
10,700	Coach, Inc.	554,581
Consumer Services: 5.2%
9,300	McDonald's Corp.	816,726
19,000	Starbucks Corp.	708,510
		1,525,236
Diversified Financials: 5.8%
14,000	Capital One Financial Corp.	554,820
2,450	CME Group, Inc.	603,680
11,400	T. Rowe Price Group, Inc.	544,578
		1,703,078
Energy: 10.1%
9,000	Devon Energy Corp.	498,960
10,000	Exxon Mobil Corp.	726,300
12,000	National Oilwell Varco, Inc.	614,640
8,000	Occidental Petroleum Corp.	572,000
9,400	Schlumberger Ltd.	561,462
		2,973,362
Food & Staples Retailing: 2.0%
18,000	Walgreen Co.	592,020
Food, Beverage & Tobacco: 10.9%
12,800	The Coca Cola Co.	864,768
10,900	The J.M. Smucker Co.	794,501
25,700	Kraft Foods, Inc. - Class A	863,006
10,000	Mead Johnson Nutrition Co.	688,300
		3,210,575
Health Care Equipment & Services: 9.7%
9,000	Becton, Dickinson and Co.	659,880
11,200	Cerner Corp. *	767,424
2,400	Intuitive Surgical, Inc. *	874,272
15,000	St. Jude Medical, Inc.	542,850
		2,844,426
Household & Personal Products: 2.9%
9,500	Colgate-Palmolive Co.	842,460
Materials: 4.7%
15,300	E.I. DuPont de Nemours & Co.	611,541
8,300	Praxair, Inc.	775,884
		1,387,425
Other Information Services: 2.1%
1,200	Google, Inc. *	617,256

Retailing: 2.9%
15,500	TJX Companies, Inc.	859,785
Software & Services: 10.1%
17,200	Accenture PLC	906,097
13,000	Check Point Software Technologies Ltd.*	685,880
4,900	International Business Machines Corp.	857,647
10,000	Teradata Corp. *	535,300
		2,984,924
Technology Hardware & Equipment: 13.0%
2,700	Apple, Inc. *	1,029,186
54,000	Cisco Systems, Inc.	836,460
33,300	EMC Corp. *	698,967
24,800	Juniper Networks, Inc. *	428,048
17,110	QUALCOMM, Inc.	832,059
		3,824,720
Transportation: 4.7%
11,400	Canadian National Railway Co.	759,012
9,900	United Parcel Service, Inc.	625,185
		1,384,197
Wireless Communication Services: 1.5%
8,500	American Tower Corp. *	457,300

TOTAL COMMON STOCKS
(Cost $27,671,392)		28,993,855
SHORT-TERM INVESTMENT: 1.4%
Money Market Fund: 1.4%
414,847	Invesco Short-Term Prime Portfolio - Institutional Class, 0.05% (a)	414,847
TOTAL SHORT-TERM INVESTMENT
(Cost $414,847)		414,847
TOTAL INVESTMENTS IN SECURITIES: 99.9%
(Cost $28,086,239)		29,408,702
Other Assets in Excess of Liabilities: 0.1%		36,348
TOTAL NET ASSETS: 100.0%		$29,445,050

*	Non-income producing security.
(a)	7-day yield as of September 30, 2011.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, the Fund's Administrator.

The cost basis of investments for federal income tax purposes at September 30, 2011 was as follows+:

Cost of investments	$28,131,983
Gross unrealized appreciation	3,214,069
Gross unrealized depreciation	(1,937,350)
Net unrealized appreciation	$1,276,719

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Congress Large Cap Growth Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

Summary of Fair Value Exposure at September 30, 2011 (Unaudited)
The Congress Large Cap Growth Fund (the "Fund") has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

• Level 3— Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2011:
Description	Level 1	Level 2	Level 3	Total
Common Stocks^	$28,993,855	$-	$-	$28,993,855

Short-Term Investment	414,847	-	-	414,847

Total Investments in Securities	$29,408,702	$-	$-	$29,408,702

^ See Schedule of Investments for industry breakout.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)*/s/ Eric W. Falkeis
                                                   Eric W. Falkeis, President

Date  November 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Eric W. Falkeis
                                                    Eric W. Falkeis, President

Date November 21, 2011

By (Signature and Title)*/s/ Patrick J. Rudnick
                                                  Patrick J. Rudnick, Treasurer

Date November 23, 2011

* Print the name and title of each signing officer under his or her signature.